FORM N-PX
Annual Report of Proxy voting Record of Registered Management Investment Company




Investment Company Act file number  811-09437
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                           Lindbergh Funds
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               (Exact name of registrant as specified in charter)

 5520 Telegraph Rd.         St. Louis, MO                    63129
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         (Address of principal executive offices)             (Zip code)

Freddie Jacobs
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204
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(Name and address of agent for service)

Registrant's telephone number, including area code: 314-416-0055

Date of fiscal year end:   8/31
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Date of reporting period:  06/30/04

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Secs. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Sec. 3507.

LINDBERGH SIGNATURE FUND
PROXY VOTING HISTORY


                                                                                      Matter proposed         Fund cast its vote
Ticker    Cusip       Name                        Shareholder   Description of        by: management(m) Vote: for management or
                                                  meeting date  matter(s) voted on    shareholders (s)        against management
-----------------------------------------------------------------------------------------------------------------------------------

UTSI     918076100   UTSTARCOM, INC.            9/24/03         INCREASE # OF SHARES    M           YES   FOR      FOR
RGS      758932107   REGIS CORPORATION          10/30/03        BD. OF DIRECTORS        M           YES   FOR      FOR
RESP     761230101   RESPIRONICS                11/18/03        BD. OF DIRECTORS        M           YES   FOR      FOR
                                                                RATIFY AUDITOR          M           YES   FOR      FOR
                                                                INCREASE # OF SHARES    M           YES   FOR      FOR
CACI     744011008   CACI INT'L                 11/20/03        BD. OF DIRECTORS        M           YES   FOR      FOR
                                                                RATIFY AUDITOR          M           YES   FOR      FOR
COCO     218868107   CORINTHIAN COLLEGES        11/20/03        BD. OF DIRECTORS        M           YES   FOR      FOR
                                                                APPROVE CERT. OF INC    M           YES   FOR      FOR
                                                                APPROVE 2003 PERFORM.
                                                                AWARD                   M           YES   FOR      FOR
                                                                RATIFY AUDITOR          M           YES   FOR      FOR
APA      037411105   APACHE CORPORATION        12/18/03         INCREASE # OF SHARES    M           YES   FOR      FOR
JEC      469814107   JACOBS ENGINEERING        2/10/04          BD. OF DIRECTORS        M           YES   FOR      FOR
                                                                RATIFY AUDITORS         M           YES   FOR      FOR
SYK      863667101   STRYKER CORP              4/20/04          BD. OF DIRECTORS        M           YES   FOR      FOR
                                                                INCREASE # OF SHARES    M           YES   FOR      FOR
PII      731068102   POLARIS INDUSTRIES        4/24/04          BD. OF DIRECTORS        M           YES   FOR      FOR
                                                                APPROVE INCENTIVE PLAN  M           YES   FOR      FOR
                                                                AMEND STOCK OPTION PLAN M           YES   FOR      FOR
MBI      55262C100   MBIA, INC.                5/6/04           BD. OF DIRECTORS        M           YES   FOR      FOR
                                                                RATIFY AUDITOR          M           YES   FOR      FOR
KIM      49446R109   KIMCO REALTY CORP.        5/20/04          BD. OF DIRECTORS        M           YES   FOR      FOR
                                                                AMEND CO. EQUITY PART.
                                                                PLAN                    M           YES   FOR      FOR
                                                                SEPARATE CHAIRMAN AND
                                                                CEO                     S           YES   AGST     FOR
APA      37411105    APACHE                    5/6/04           BD. OF DIRECTORS        M           YES   FOR      FOR
                                                                RE:  CLIMATE CHANGE     S           YES   AGST     FOR
IDEXX    45168d104   IDEXX LABORATORIES        5/19/04          BD. OF DIRECTORS        M           YES   FOR      FOR
                                                                RATIFY AUDITOR          M           YES   FOR      FOR
STJ      790849103   ST. JUDE MEDICAL          5/12/04          BD. OF DIRECTORS        M           YES   FOR      FOR
                                                                RATIFY AUDITOR          M           YES   FOR      FOR
                                                                APPR. CO. MGMT INCENT.
                                                                PROG.                   M           YES   FOR      FOR
                                                                INCREASE # OF SHARES    M           YES   FOR      FOR
                                                                ADOPT EXEC COMP PROP    S           YES   AGST     FOR
APPB     37899101    APPLEBEE'S                 5/13/04         BD. OF DIRECTORS        M           YES   FOR      FOR
                                                                APPR AMEND 1995 EQTY
                                                                INCENT                  M           YES   FOR      FOR
                                                                APPR EXEC NONQ STK PUR
                                                                PLAN                    M           YES   FOR      FOR
                                                                RATIFY AUDITOR          M           YES   FOR      FOR
                                                                RPT GENETICALLY ENG
                                                                FOOD                    S           YES   AGST     FOR
PSUN     694873100   PACIFIC SUNWEAR            5/19/04         BD. OF DIRECTORS        M           YES   FOR      FOR
                                                                RATIFY AUDITOR          M           YES   FOR      FOR
ESRX     302182100   EXPRESS SCRIPTS            5/26/04         BD. OF DIRECTORS        M           YES   FOR      FOR
                                                                INCREASE # OF SHARES    M           YES   FOR      FOR
                                                                RATIFY AUDITOR          M           YES   FOR      FOR
NLY      35710409    ANNALY MORTGAGE MGMT.     5/27/04          BD. OF DIRECTORS        M           YES   FOR      FOR
                                                                APPR MRGR FIXED INC
                                                                DISC ADV                M           YES   FOR      FOR
                                                                RATIFY AUDITOR          M           YES   FOR      FOR
CTSH     192446102   COGNIZANT TECHNOLOGY      5/26/04          BD. OF DIRECTORS        M           YES   FOR      FOR
                                                                INCREASE # OF SHARES    M           YES   FOR      FOR
                                                                AMEND INCENTIVE COMP.
                                                                PLAN                    M           YES   FOR      FOR
                                                                ADOPT 04 EMPL STK PURCH
                                                                PLAN                    M           YES   FOR      FOR
                                                                RATIFY AUDITOR          M           YES   FOR      FOR
CHS      168615102   CHICO'S FAS., INC.        6/22/04          BD. OF DIRECTORS        M           YES   FOR      FOR
                                                                AMEND RESTATED ART. OF
                                                                INC.                    M           YES   FOR      FOR
                                                                APPR 02 EMPL. STK
                                                                PURCH PLAN              M           YES   FOR      FOR
                                                                RATIFY AUDITOR          M           YES   FOR      FOR
WLP      94973H108   WELLPOINT HEALTH NETWORKS 06/28/04         ADOPT MERGER EFFECTIVE
                                                                OCTOBER 26, 2003        M           YES   FOR      FOR

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)      Lindbergh Funds

By   /s/ Dewayne Wiggins
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        Dewayne Wiggins, President

Date     August 26, 2004
    ---------------------------------